Basis of Presentation and Summary of Significant Accounting Policies, Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019
Property, plant and equipment [Abstract]
Property, plant and equipment	$ 7,882	$ 7,639
Less accumulated depreciation	(3,321)	(2,925)
Property, plant and equipment, net	$ 4,561	4,714
Buildings and Improvements [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Useful life	15 years
Buildings and Improvements [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Useful life	40 years
Machinery, Equipment, and Tooling [Member] | Minimum [Member]
Property, plant and equipment [Abstract]
Useful life	2 years
Machinery, Equipment, and Tooling [Member] | Maximum [Member]
Property, plant and equipment [Abstract]
Useful life	20 years
Land, Buildings and Improvements [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	$ 1,669	1,549
Equipment and Construction In Progress [Member]
Property, plant and equipment [Abstract]
Property, plant and equipment	$ 6,213	$ 6,090